SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies Tables
Restatement of Consolidated Balance Sheet
	December 31, 2014
	As previously reported	Error correction		As restated
Cash	$157,692	$(15,658)	(b)	$142,034
Accounts receivable	$34,562	$(17,033)	(a)(b)	$17,529
Prepaid assets	$9,362	$(1,000)	(a)(b)	$8,362
Total current assets	$418,725	$(33,691)	(a)(b)	$385,034
Deposits	$35,258	$(881)	(a)(b)	$34,377
Fixed assets, net	$1,129,151	$(466,967)	(b)	$662,184
Tenant improvements, net	$523,915	$53,866	(b)(c)	$577,781
Total assets	$2,107,049	$(447,673)	(a)(b)(c)	$1,659,376
Accounts payable and accrued liabilities	$910,251	$(134,598)	(b)	$775,653
Equipment loan- current portion	$45,052	$(5,247)	(b)	$39,805
Loans from related parties-current portion	$89,000	$(89,000)	(b)	$—
Total current liabilities	$1,167,923	$(173,313)	(b)	$994,610
Notes payable to related party	$200,000	$(200,000)	(b)	$—
Notes payable	$700,000	$(200,000)	(b)	$500,000
Total liabilities	$3,112,840	$(573,313)	(b)	$2,539,527
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035)
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

Restatement of Consolidated Statements of Operations
	December 31, 2014
	As previously reported	Error correction		As restated
Wholesale revenues	$853,293	$(463,771)	(b)	$389,522
Total revenues	$6,060,865	$(463,771)	(b)	$5,597,094
Cost of revenues	$(1,367,870)	$(385,626)	(b)	$(1,753,496)
Gross profit	$4,692,995	$(849,397)	(b)	$3,843,598
Payroll and related expenses	$3,486,860	$(326,097)	(b)	$3,160,763
General and administrative expenses	$2,564,527	$(426,960)	(a)(b)(c)	$2,137,567
Rent expense	$1,742,732	$(500)	(b)	$1,742,232
Professional fees	$862,439	$(62,949)	(b)	$799,490
Depreciation expense	$249,703	$(97,993)	(b)	$151,710
Total operating expenses	$8,906,261	$(914,499)	(b)	$7,991,762
Loss from operations	$(4,213,266)	$65,102	(a)(b)(c)	$(4,148,164)
Interest expense	$(81,617)	$65,544	(b)	$(16,073)
Other income	$41,266	$(33,363)	(b)	$7,903
Total other expense	$(40,351)	$32,181	(b)	$(8,170)
Net loss	$(4,253,617)	$97,283	(a)(b)(c)	$(4,156,334)
Less: Net gain (loss) attributable to non-controlling interest	$42,051	$(42,051)	(b)	$—
Net loss attributable to the Company	$(4,295,668)	$139,334	(b)	$(4,156,334)
Basic loss per common share	$(0.24)	$0.01	(a)(b)(c)	$(0.23)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC Correct (c) Error related to undercapitalized assets

Restatement of Consolidated Statements of Equity
	December 31, 2014
	As previously reported	Error correction		As restated
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035))
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

Restatement of Consolidated Statements of Cash Flows
	December 31, 2014
	As previously reported	Error correction		As restated
Net loss	$(4,253,617)	$97,283	(a)(b)	$(4,156,334)
Depreciation and amortization	$249,703	$(97,993)	(a)	$151,710
Increase in deposits	$(14,991)	$(881)	(a)	$(14,110)
Increase in prepaid expenses	$(9,362)	$1,000	(a)	$(8,362)
Increase (decrease in accounts payable	$—	$15,906	(a)	$15,906
Increase (decrease) in accounts payable	$639,726	$(64,742)	(a)	$574,984
Increase (decrease) in accounts receivable	$(13,425)	$(1,955)	(a)(b)	$(15,380)
Net cash used in operating activities	$(2,486,978)	$(36,424)	(a)(b)	$(2,536,598)
Purchase of fixed assets	$(420,303)	$126,079	(b)	$(294,224)
Investment in tenant improvements	$(479,386)	$(53,866)	(b)	$(533,252)
Net cash used in investing activities	$(899,689)	$72,213	(b)	$(827,476)
Proceeds from issuance of Common stock	$3,251,112	$(20,000)	(b)	$3,231,112
Dividends paid to shareholders	$(474,233)	$53,756	(b)	$(420,477)
Proceeds from related party debts	$52,000	$(52,000)	(b)	$—
Principal payments on capital leases	$(34,708)	$6,770	(b)	$(27,938)
Net cash provided by financing activities	$3,294,171	$(11,474)	(b)	$3,282,697
Net increase (decrease) in cash	$(92,496)	$11,119	(b)	$(81,377)
Beginning cash balance	$250,188	$(26,777)	(b)	$223,411
Ending cash balance	$157,692	$(15,658)	(b)	$142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$49,617	$(33,544)	(b)	$16,073
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets